Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Provisions Abstract
Opening provision at beginning	£ 207	£ 50	£ 50
Utilisation of provision	(207)	(43)
Provision recognised/(released) in the year		200
Opening provision at ending		207	50
Less: non-current portion
Current portion		£ 207	£ 50